Investments - CEI's Estimated Revenue and Net Loss (Details) - CAD ($) $ in Thousands	1 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
	Feb. 29, 2024	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Total revenue				$ 1,896,300	$ 2,007,861
Net loss				$ (46,739)	$ (237,587)
Vermilion's ownership	21.00%	20.80%
Coelacanth Energy Inc
Statement [Line Items]
Total revenue			$ 9,248
Net loss			$ (7,537)
Vermilion's ownership			20.80%
Vermilion's share of net loss			$ (1,569)